Employee benefits (Tables)	9 Months Ended
Sep. 30, 2022
Employee benefits
Schedule of information about employee benefits

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Salaries	3,133	2,117	9,221	5,638
Social charges	242	267	742	599
Fringe benefits	(33)	66	44	221
Defined contribution plan	69	90	205	262
Holiday pay	162	189	200	287
Share-based payment	845	784	2,137	784
Other	229	63	517	174
Total employee benefits	4,647	3,576	13,066	7,965

Schedule of information about employee benefits by expense

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Selling, general and administrative expenses	2,055	1,336	5,384	2,598
Research & Development expenses	2,592	2,240	7,682	5,367
Total employee benefits	4,647	3,576	13,066	7,965